Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2020
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 234,747	$ 221,165
ECL allowance	3,200	3,540	$ 3,484	$ 3,064
Net loans	432,120	416,388
Gross personal	42,371	42,222
Gross credit card	10,633	11,389
Gross business and government	147,569	145,152
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	159,844	146,141
Gross personal	21,020	23,302
Gross credit card	3,279	3,285
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	48,571	46,844
Gross personal	4,125	1,775
Gross credit card	1,344	1,388
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	16,977	18,533
Gross personal	11,298	11,159
Gross credit card	2,199	2,340
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,229	5,156
Gross personal	4,006	4,033
Gross credit card	3,349	3,751
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	915	1,054
Gross personal	1,106	1,100
Gross credit card	333	472
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	590	654
Gross personal	138	140
Gross credit card	0
Gross business and government	1,391	1,359
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,621	2,783
Gross personal	678	713
Gross credit card	129	153
Gross business and government	203	267
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	56,671	50,998
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	86,191	87,790
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,113	4,738
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	350	363
Net loans	234,397	220,802
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	740	832
Net loans	41,631	41,390
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	585	667
Net loans	10,048	10,722
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,525	1,678
Net loans	146,044	143,474
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	219,398	206,350
ECL allowance	665		724	704
Net loans	401,767	382,059
Gross personal	36,355	35,691
Gross credit card	8,960	8,926
Gross business and government	137,719	131,827
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	159,840	146,139
Gross personal	21,020	23,302
Gross credit card	3,279	3,285
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	46,632	45,678
Gross personal	3,974	1,618
Gross credit card	1,344	1,388
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,724	12,491
Gross personal	8,993	8,662
Gross credit card	2,199	2,340
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	190	232
Gross personal	1,559	1,265
Gross credit card	2,022	1,778
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	122
Gross personal	280	331
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,890	1,810
Gross personal	529	513
Gross credit card	116	135
Gross business and government	159	218
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	56,264	50,691
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	81,132	80,471
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	164	447
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	60	51
Net loans	219,338	206,299
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	134	179
Net loans	36,221	35,512
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	153	125
Net loans	8,807	8,801
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	318	380
Net loans	137,401	131,447
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,590	14,006
ECL allowance	1,629		1,808	1,553
Net loans	28,925	32,894
Gross personal	5,832	6,350
Gross credit card	1,673	2,463
Gross business and government	8,459	11,966
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	151	157
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,253	6,042
Gross personal	2,305	2,497
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,039	4,924
Gross personal	2,447	2,768
Gross credit card	1,327	1,973
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	793	1,054
Gross personal	826	769
Gross credit card	333	472
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	562	818
Gross personal	103	159
Gross credit card	13	18
Gross business and government	44	49
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	407	307
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	5,059	7,319
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,949	4,291
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	119	161
Net loans	14,471	13,845
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4	2
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,939	1,166
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	491	540
Net loans	5,341	5,810
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	432	542
Net loans	1,241	1,921
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	587	648
Net loans	7,872	11,318
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,428	1,435
Gross business and government	1,391	1,359
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	759	809
Gross personal	184	181
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	590	654
Gross personal	138	140
Gross business and government	1,391	1,359
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	169	155
Gross personal	46	41
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	171	151
Net loans	588	658
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	115	113
Net loans	69	68
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	620	650
Net loans	771	$ 709
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 906		$ 952	$ 807